CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)
Common Stock, Value, Outstanding	$ 11.3
Additional Paid in Capital	0.0
Retained Earnings (Accumulated Deficit)	3,588.5
Treasury Stock, Value	(951.8)
Accumulated Other Comprehensive Income (Loss), Net of Tax	69.4
BALANCE at Dec. 31, 2012	2,717.4
Net earnings attributable to Laboratory Corporation of America Holdings	573.8	$ 0.0	$ 0.0	$ 573.8	$ 0.0	$ 0.0
Other comprehensive earnings, net of tax	(3.2)	0.0	0.0	0.0	0.0	(3.2)
Issuance of common stock under employee stock plans	174.0	0.2	173.8	0.0	0.0	0.0
Surrender of restricted stock and performance share awards	(7.1)	0.0	0.0	0.0	(7.1)	0.0
Conversion of zero-coupon convertible debt	4.1	0.0	4.1	0.0	0.0	0.0
Stock compensation	37.3	0.0	37.3	0.0	0.0	0.0
Income tax benefit from stock options exercised	10.6	0.0	10.6	0.0	0.0	0.0
Purchase of common stock	(1,015.6)	(1.0)	(225.8)	(788.8)	0.0	0.0
BALANCE at Dec. 31, 2013	2,491.3
Common Stock, Value, Outstanding		10.5
Additional Paid in Capital			0.0
Retained Earnings (Accumulated Deficit)				3,373.5
Treasury Stock, Value					(958.9)
Accumulated Other Comprehensive Income (Loss), Net of Tax	66.2					66.2
Net earnings attributable to Laboratory Corporation of America Holdings	511.2	0.0	0.0	511.2	0.0	0.0
Other comprehensive earnings, net of tax	(76.7)	0.0	0.0	0.0	0.0	(76.7)
Issuance of common stock under employee stock plans	114.8	0.2	114.6	0.0	0.0	0.0
Surrender of restricted stock and performance share awards	(6.6)	0.0	0.0	0.0	(6.6)	0.0
Conversion of zero-coupon convertible debt	3.9	0.0	3.9	0.0	0.0	0.0
Stock compensation	45.7	0.0	45.7	0.0	0.0	0.0
Income tax benefit from stock options exercised	5.9	0.0	5.9	0.0	0.0	0.0
Purchase of common stock	(269.0)	(0.3)	(170.1)	(98.6)	0.0	0.0
BALANCE at Dec. 31, 2014	2,820.5
Common Stock, Value, Outstanding	10.4	10.4
Additional Paid in Capital	0.0		0.0
Retained Earnings (Accumulated Deficit)	3,786.1			3,786.1
Treasury Stock, Value	(965.5)				(965.5)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(10.5)					(10.5)
Net earnings attributable to Laboratory Corporation of America Holdings	436.9	0.0	0.0	436.9	0.0	0.0
Other comprehensive earnings, net of tax	(276.5)	0.0	0.0	0.0	0.0	(276.5)
Issuance of common stock for acquisition consideration	1,762.5	1.5	1,761.0	0.0	0.0	0.0
Issuance of common stock under employee stock plans	98.9	0.1	98.8	0.0	0.0	0.0
Surrender of restricted stock and performance share awards	(12.6)	0.0	0.0	0.0	(12.6)	0.0
Conversion of zero-coupon convertible debt	0.4	0.0	0.4	0.0	0.0	0.0
Stock compensation	102.1	0.0	102.1	0.0	0.0	0.0
Income tax benefit from stock options exercised	12.2	0.0	12.2	0.0	0.0	0.0
BALANCE at Dec. 31, 2015	4,944.4
Common Stock, Value, Outstanding	12.0	$ 12.0
Additional Paid in Capital	1,974.5		$ 1,974.5
Retained Earnings (Accumulated Deficit)	4,223.0			$ 4,223.0
Treasury Stock, Value	(978.1)				$ (978.1)
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (287.0)					$ (287.0)